SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

15. SHARE BASED COMPENSATION

In December 2014, The Company's shareholders adopted the 2014 share incentive plan. The Company's shareholders have authorized the issuance of up to 21,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units granted to a participant under the plan, or the awards.

During the years ended December 31, 2013, 2014 and 2015, the Company granted 140,000, 6,274,166 and 8,134,375 share options respectively to its officers, directors and employees, respectively.

On January 12, 2015, the Company granted options to acquire 600,000 ordinary shares to independent directors of the Company pursuant to the Option Plan. Twenty-five percent (25%) of the options will vest half- year following the service inception date, twenty-five percent (25%) of the options will vest on the second half year of service inception date, and the remaining forty percent (50%) of the options will vest in twenty-four equal installments over the next two years. The exercise price is $0.87.

On January 12, 2015, the Company granted options to acquire 6,534,375 ordinary shares to employees and executive officers of the Company pursuant to the Option Plan. Twenty-five percent (25%) of the options will vest half- year following the service inception date, twenty-five percent (25%) of the options will vest on the second half year of service inception date, and the remaining forty percent (50%) of the options will vest in thirty-six equal installments over the next three years. The exercise price is $0.87.

On January 12, 2015, the Company modified the exercise price to $0.87 for a total number of 6,274,166 previously granted options, in order to provide appropriate incentives to the relevant employees and executive officers of the Group. The fair value of the options under revised terms was $0.55 and $0.52. The total incremental cost associated with the modification was $241,557, of which $60,107 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $181,470 will be recognized over a weighted-average period of 2.91 years.

On July 06, 2015, the Company granted options to acquire 1,000,000 ordinary shares to executive officers of the Company pursuant to the Option Plan. Twenty-five percent (25%) of the options will vest half- year following the service inception date, twenty-five percent (25%) of the options will vest on the second half year of service inception date, and the remaining forty percent (50%) of the options will vest in twenty-four equal installments over the next three years. The exercise price is $0.84.

On September 09, 2015, the Company modified the exercise price for a total number of 12,569,166 options granted before to $0.59, in order to provide appropriate incentives to the relevant employees and executive officers of the Company. The fair value of the options under revised terms for five batches granted on Jan 28, 2014, Jan 12, 2015 and July 06, 2015 was $0.38, $0.35, $0.38, $0.37 and $0.40, respectively. The total incremental cost associated with the modification was $282,581, of which $123,322 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of $159,259 will be recognized over a weighted-average period of 2.85 years.

The Company utilized the Binomial option pricing model to evaluate the fair value of the stock options with reference to the closing price of the Company on the measurement dates.

The following assumptions were used in the Binomial option pricing model:

	Year Ended December 31, 2013
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
April 3, 2013	2.29%	2.8 times	51.78%	0%	3%

	Year Ended December 31, 2014
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 28, 2014	2.77%	3.0-3.5 times	93.0%	0%	3-9.5%

	Year Ended December 31, 2015
Options granted	Average risk-free rate of return	Exercise multiple	Volatility rate	Dividend yield	Post- vesting forfeiture rate
January 12, 2015	2.82%	1.8-3 times	93.0%	0%	5%-8%

July 06, 2015	3.20%	3 times	91.0%	0%	5%

September 09, 2015	2.94%-3.08%	1.8-3 times	91.0%-92.0%	0%	5%-8%

The risk-free rate of return is based on the yield curve of China USD sovereign bond commensurate with the same maturity at the respective grant dates. The exercise multiple is estimated by reference to the proprietary research and empirical studies. The expected volatility is based on the average of historical daily annualized share price volatility of 6 comparable companies over a normalized period that commensurate with the option life of 10 years. The post-vesting forfeiture rate is based on the historical data and management's best Estimation.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2015 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Aggregate Intrinsic Value
Options outstanding on January 1, 2015	12,375,416	0.87
Granted	8,134,375	0.59
Forfeited	(1,307,743)	0.56
Expired	(557,882)	0.59
Exercised	(1,115,625)	0.25
Options outstanding on December 31, 2015	17,528,541	0.50	7.48	2,973,866
Options vested or expected to vest on December 31, 2015	12,978,233	0.40	6.12	3,499,985
Options exercisable on December 31, 2015	9,965,138	0.42	6.38	2,434,628

The share-based compensation charge related to the share options of approximately$1,881,401, $1,792,819 and $3,687,951 was recognized by the Company for the years ended December 31, 2013, 2014 and 2015, respectively.

The weighted average grant date fair value of options granted during the year ended December 31, 2013, 2014 and 2015 was $0.11, $0.98 and $0.59, respectively.

As of December 31, 2015, there was $5,279,522 in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 2.70 years.